Organization and Basis of Presentation, Fair Value (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Percent of trade payables outstanding	10.00%
Percent of trade receivables outstanding	0.00%
Days outstanding for trade payables and receivables (days)	90 days
Carrying value of debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Senior Notes	350.0
Fair value of debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Senior Notes	358.8